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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Senior Income Fund

The schedules are not audited.

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 132.5%
		Aerospace & Defense: 0.1%
	625,000	Custom Sensors & Technologies, First Lien Term Loan, 4.500%, 09/30/21	$625,000	0.1

		Automotive: 5.5%
	2,000,000	BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	1,990,000	0.3
	6,982,500	Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	6,975,022	0.9
	5,889,955	Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/31/17	5,915,724	0.8
	468,711	Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	465,196	0.1
	8,775,000	Gates Global LLC, First Lien Secured Term Loan, 4.250%, 06/30/21	8,701,351	1.2
	3,200,000	Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, 04/30/19	3,210,800	0.4
	1,521,492	Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	1,523,394	0.2
	4,300,000	Metaldyne Performance Group, Term Loan B, 4.500%, 10/08/21	4,322,846	0.6
	60,759	Service King, Delayed Draw TL, 4.750%, 08/18/21	60,987	0.0
	539,241	Service King, Term Loan B, 4.750%, 08/18/21	541,263	0.1
	5,030,517	TI Group Automotive Systems, L.L.C., Term Loan B, 4.250%, 07/02/21	5,017,941	0.7
	1,567,410	UCI International, Inc., Term Loan B, 5.500%, 07/26/17	1,568,715	0.2
			40,293,239	5.5

		Beverage & Tobacco: 2.4%
EUR	3,075,000	Iglo Foods, Term loan B1 (EUR), 4.260%, 06/30/20	3,759,881	0.5
GBP	2,675,000	Iglo Foods, Term loan B2 (GBP), 5.250%, 06/30/20	4,063,444	0.5
EUR	8,000,000	Jacobs Douwe Egberts, TL B-1 EUR, 3.500%, 06/30/21	9,916,515	1.4
			17,739,840	2.4

		Building & Development: 1.3%
	2,853,788	Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/27/21	2,860,923	0.4
	1,460,287	Minimax Viking GmbH, Facility B1 Loan, 4.250%, 08/30/20	1,452,073	0.2
	4,116,375	NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	4,069,209	0.6
	815,000	Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	823,150	0.1
			9,205,355	1.3

		Business Equipment & Services: 11.2%
	6,000,000	Acosta, Inc., Term Loan B, 5.000%, 09/26/21	6,036,564	0.8
	145,161	Advantage Sales & Marketing, Inc., Delayed Draw Term Loan, 4.250%, 07/21/21	144,345	0.0
	4,354,839	Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/21/21	4,330,343	0.6
	1,200,000	Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/21/22	1,196,357	0.2
	1,250,000	AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	1,275,391	0.2
	3,267,000	Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	3,254,749	0.4
	920,000	Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	924,600	0.1
	2,204,475	Catalina Marketing Corporation, First Lien Term Loan, 4.500%, 04/01/21	2,153,955	0.3
	1,700,000	Catalina Marketing Corporation, Second Lien Term Loan, 7.750%, 04/01/22	1,617,125	0.2
	1,500,000	Central Security Group, Inc., First Lien Term Loan, 6.250%, 09/30/20	1,488,750	0.2
	3,971,225	Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/15/19	3,950,376	0.5
	325,322	CPA Global Financing, First Lien Term Loan USD, 4.500%, 11/30/20	325,517	0.0
	758,770	First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	757,821	0.1
	1,398,224	First American Payment Systems, Second Lien, 10.750%, 03/30/19	1,391,233	0.2
	997,695	GCA Services, Replacement Term Loan, 4.330%, 11/01/19	992,707	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Business Equipment & Services: (continued)
	4,987,500		Interactive Data Corporation, Term Loan B, 4.500%, 05/01/21	$5,017,116	0.7
EUR	2,693,250		ION Trading Technologies Limited, First Lien Term Loan EURO, 4.500%, 06/10/21	3,355,767	0.5
	692,308		ION Trading Technologies Limited, Second lien term loan, 7.250%, 06/10/22	681,923	0.1
	5,809,524		iQor, First Lien Term Loan, 6.000%, 04/01/21	5,533,571	0.8
	2,500,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	2,306,250	0.3
	995,000		Knowledge Universe Education, LLC, Term Loan B, 5.250%, 03/20/21	1,008,681	0.1
	1,970,063		Learning Care Group, Term loan, 5.500%, 05/01/21	1,977,450	0.3
	3,096,774		Legal Shield, First Lien Term Loan, 6.250%, 07/01/19	3,104,516	0.4
	2,000,000		Legal Shield, Second Lien Term Loan, 9.750%, 07/01/20	2,015,000	0.3
	2,118,436		Miller Heiman, Inc., Term Loan B, 6.750%, 09/30/19	2,071,655	0.3
	2,500,000		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,484,375	0.3
	2,073,750		RentPath, Inc., Term Loan B, 6.250%, 05/29/20	2,073,103	0.3
	2,530,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	2,539,488	0.3
GBP	1,140,000		Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.750%, 11/30/19	1,786,492	0.2
	780,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	781,755	0.1
EUR	497,500		Sophos, Term Loan B EUR, 5.250%, 01/30/21	621,967	0.1
	2,587,000		Sophos, Term Loan B USD, 5.000%, 01/30/21	2,595,622	0.4
	5,045,000	(1)	SourceHOV, First Lien Term Loan, 10/27/19	4,915,722	0.7
	1,155,000	(1)	SourceHOV, Second Lien Term Loan, 04/27/20	1,116,019	0.2
	3,511,931		SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	3,523,959	0.5
	349,324		Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	351,070	0.1
	1,500,676		Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	1,508,180	0.2
	738,750		Wash Multi-Family Services, USD Term Loan, 4.500%, 02/21/19	730,901	0.1
				81,940,415	11.2

			Cable & Satellite Television: 4.0%
	6,000,000		Charter Communications Operating, LLC, TLG, 4.250%, 09/12/21	6,050,154	0.8
	3,756,750	(1)	Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	3,748,925	0.5
	250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 06/30/23	249,375	0.0
	1,975,004		New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	1,965,129	0.3
	4,308,696		RCN Cable, Term Loan B, 4.500%, 02/25/20	4,319,468	0.6
GBP	3,250,000		Virgin Media Investment Holdings Limited, Term Loan E (GBP), 4.250%, 06/30/23	5,066,006	0.7
	7,781,876		Wideopenwest Finance, LLC, Term Loan B, 4.750%, 04/01/19	7,781,066	1.1
				29,180,123	4.0

			Chemicals & Plastics: 7.4%
	3,037,050		Armacell, First Lien Term Loan USD, 5.500%, 06/30/20	3,052,235	0.4
	4,875,775		Arysta LifeScience Corporation, First Lien Term Loan, 4.500%, 05/29/20	4,871,938	0.7
	1,206,493		AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	1,208,001	0.2
	1,200,000	(1)	Eco Services, Term Loan, 10/08/21	1,203,000	0.2
	1,100,000		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/15/21	1,094,729	0.2
	1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/15/22	987,917	0.1
	995,000		Ennis Flint (a.k.a Road Infrastructure Investment LLC), First Lien Term Facility, 4.250%, 04/01/21	963,596	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Chemicals & Plastics: (continued)
	2,000,000	(1)	Flint Group Holdings S.A.R.L., Second Lien, 09/05/22	$1,920,000	0.3
	2,287,118	(1)	Flint Group Holdings S.A.R.L., USD TL B2, 4.750%, 09/03/21	2,281,400	0.3
	378,087	(1)	Flint Group Holdings S.A.R.L., USD TL C, 4.750%, 09/03/21	377,142	0.1
	1,795,504		Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 08/06/21	1,801,115	0.2
	650,000		Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	656,500	0.1
	1,921,316		Houghton International, Inc., USD First Lien Term Loan, 4.000%, 12/20/19	1,914,111	0.3
	978,700		Kleopatra Lux 2 S.À. R.L, New Term Loan B, 4.750%, 12/21/16	980,535	0.1
	895,500		Kronos Worldwide, Inc., Term Loan B Facility, 4.750%, 02/21/20	898,634	0.1
	3,996,875		MacDermid, Inc., First Lien Term Loan, 4.000%, 06/07/20	3,955,907	0.5
EUR	1,145,000		MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Euro Term Facility, 4.250%, 06/07/20	1,424,640	0.2
	2,065,213		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	2,062,632	0.3
	1,071,540		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	1,070,200	0.1
EUR	1,544,925		Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	1,925,840	0.3
	1,100,000		Orion Engineered Carbons, Term loan B (USD), 5.000%, 07/25/21	1,104,125	0.2
EUR	1,331,846		Oxea S.a.r.l., First Lien Term Loan Euro, 4.500%, 01/15/20	1,622,135	0.2
	3,133,350		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	3,082,433	0.4
	2,134,374		Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 08/01/18	2,145,046	0.3
	1,100,000		Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	1,085,791	0.1
	1,000,000	(1)	Styrolution Group GmbH, TL B-1 USD, 11/07/19	1,001,875	0.1
	2,000,000	(1)	Styrolution Group GmbH, TL B-2 USD, 11/07/19	2,003,750	0.3
	4,583,651		Univar Inc., Term Loan B, 5.000%, 06/30/17	4,568,254	0.6
	2,886,107		Vantage Specialties Inc., Incremental Term Loan Facility, 5.000%, 02/10/19	2,880,696	0.4
				54,144,177	7.4

			Clothing/Textiles: 0.6%
	3,671,446		Herff Jones, Inc., First Lien Term Loan, 5.500%, 06/25/19	3,668,388	0.5
	903,136		Vince, LLC, Term Loan, 5.750%, 11/27/19	904,829	0.1
				4,573,217	0.6

			Conglomerates: 1.5%
	1,300,000		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	1,298,375	0.2
	600,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	588,000	0.1
	3,950,000		ServiceMaster Company, Term Loan, 4.250%, 06/30/21	3,934,200	0.5
CAD	319,709		Spectrum Brands, Inc., $CAD Term Loan, 5.050%, 12/17/19	278,190	0.0
	3,554,100		Waterpik, First Lien, 5.750%, 07/01/20	3,540,772	0.5
	1,164,866		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	1,168,871	0.2
				10,808,408	1.5

			Containers & Glass Products: 2.3%
	2,300,000		Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 09/24/21	2,298,084	0.3
	550,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/24/22	550,550	0.1
	1,983,855	^	EveryWare, Inc., Term Loan, 7.750%, 05/21/20	1,309,344	0.2
	3,245,426		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/21	3,221,085	0.4
	4,139,625		Otter Products, TLB, 5.750%, 06/03/20	4,105,991	0.6
	2,567,813		TricorBraun, Term Loan, 4.000%, 05/03/18	2,551,764	0.3
	1,865,684		WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	1,863,352	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Containers & Glass Products: (continued)
	1,017,853		WNA Holdings Inc (a.k.a Waddington Group), USD Upsized Term Loan (US Borrower), 4.500%, 05/23/20	$1,016,581	0.1
				16,916,751	2.3

			Cosmetics/Toiletries: 0.2%
	1,777,958		KIK Custom Products, Inc., First Lien with incremental, 5.500%, 04/29/19	1,774,254	0.2

			Diversified Insurance: 6.0%
	2,887,122		Alliant Holdings, I, LLC, Term Loan B, 4.250%, 12/20/19	2,854,642	0.4
	6,346,442		AmWINS Group, Inc., Term Loan B, 5.000%, 09/06/19	6,368,261	0.9
	3,771,500		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/15/21	3,756,885	0.5
	1,000,000		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/15/22	1,003,750	0.1
	1,876,250		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	1,749,603	0.2
	1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,235,500	0.2
	12,880,275		Hub International Limited, Term Loan B, 4.250%, 10/02/20	12,767,573	1.8
	4,554,652		National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	4,533,778	0.6
	2,383,000		Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 02/28/21	2,337,077	0.3
	1,825,000	(1)	Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 02/28/22	1,786,790	0.2
	2,300,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	2,251,845	0.3
	3,330,929		USI, Inc., Term Loan, 4.250%, 12/27/19	3,297,620	0.5
				43,943,324	6.0

			Drugs: 0.4%
	2,875,000		Akorn, Inc.,Term Loan, 4.500%, 04/17/21	2,889,375	0.4

			Ecological Services & Equipment: 0.6%
	4,450,000		4L Holdings Inc., Term loan B, 5.500%, 05/08/20	4,438,875	0.6

			Electronics/Electrical: 15.0%
	2,878,256		Active Network, Inc., First Lien Term Loan, 5.500%, 11/18/20	2,868,061	0.4
	3,482,500		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/26/20	3,421,556	0.5
	1,400,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/26/21	1,351,000	0.2
	1,842,105		Aspect Software, Inc., Term Loan, 7.250%, 05/09/16	1,835,197	0.2
	3,904,638		Avast Software, Term Loan, 4.750%, 03/21/20	3,916,028	0.5
	4,001,927		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	4,006,930	0.5
	5,596,677		Blue Coat Systems, Inc., First Lien Term Loan, 4.000%, 05/31/19	5,523,220	0.8
	1,850,000		Blue Coat Systems, Inc., Second Lien Term Loan, 9.500%, 06/28/20	1,856,937	0.3
	2,943,818		BMC Software, Inc., U.S. Term Loan, 5.000%, 09/10/20	2,903,005	0.4
EUR	3,712,500		Dell International LLC, Euro Term Loans, 4.750%, 04/30/20	4,655,713	0.6
	7,855,226		Dell International LLC, Term B Loans, 4.500%, 04/30/20	7,877,095	1.1
	997,500		ECI, Term Loan B, 5.750%, 05/28/21	1,002,072	0.1
	1,277,460		Epicor Software Corporation, Term Loan B-2, 4.000%, 05/16/18	1,275,225	0.2
	2,605,981		Epiq Systems, Inc., Term Loan, 4.250%, 08/27/20	2,592,951	0.4
	1,095,000		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	1,081,313	0.1
	962,613		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	952,385	0.1
	2,925,000		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	2,941,453	0.4
	7,216,238		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 03/01/20	7,165,984	1.0
	2,227,500		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	2,236,316	0.3
	9,329,749		Go Daddy Operating Company, LLC, Term Loan, 4.750%, 05/13/21	9,313,925	1.3
	987,469		Greeneden U.S. Holdings II, L.L.C., Add On Term Loan, 4.000%, 02/08/20	977,594	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Electronics/Electrical: (continued)
EUR	1,970,000		Greeneden U.S. Holdings II, L.L.C., Euro Term Loan, 4.750%, 02/08/20	$2,460,314	0.3
	1,658,852		Hyland Software, Inc., First Lien Term Loan, 4.750%, 02/19/21	1,663,258	0.2
	2,637,470		Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	2,607,798	0.4
	4,045,764		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	4,057,901	0.6
	1,795,500		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	1,795,500	0.2
EUR	595,500		Oberthur Technologies, Tranche B-1 Term Loans, 4.750%, 10/15/19	732,376	0.1
	1,389,500		Oberthur Technologies, Tranche B-2 Term Loans, 4.500%, 10/15/19	1,371,263	0.2
	2,014,775		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	2,013,097	0.3
	575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	571,166	0.1
	1,662,975		Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	1,664,014	0.2
	5,609,388		RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	5,278,434	0.7
	1,400,000		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	1,219,750	0.2
	2,643,375		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	2,622,133	0.4
	950,000	(1)	TIBCO Software, Inc., First Lien Term Loan, 12/05/20	933,771	0.1
	855,263		Websense, Inc., Second Lien Term Loan, 8.250%, 12/24/20	848,849	0.1
	1,714,131		Websense, Inc., Term Loan B, 4.500%, 06/25/20	1,704,489	0.2
	8,500,000		Zebra Technologies, Term Loan B, 4.750%, 10/27/21	8,582,875	1.2
				109,880,948	15.0

			Equity REITs and REOCs: 0.2%
	1,250,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/29/20	1,259,375	0.2

			Financial Intermediaries: 1.8%
	2,987,827		Duff & Phelps, Add-on Term Loan, 4.500%, 04/23/20	2,982,225	0.4
	3,179,222		Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.250%, 07/22/20	3,178,427	0.4
	1,083,500		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	996,820	0.1
	3,374,500		Santander Asset Management, Term Loan B-1 USD, 4.250%, 11/30/20	3,399,809	0.5
EUR	992,500		Santander Asset Management, Term Loan B-2 EURO, 4.500%, 11/30/20	1,237,596	0.2
	1,468,900		Walker & Dunlop, Term Loan, 5.250%, 12/15/20	1,468,900	0.2
				13,263,777	1.8

			Food Products: 3.5%
	5,423,598		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	5,432,412	0.7
	3,500,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	3,473,750	0.5
	1,273,654		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,270,470	0.2
	4,477,500		Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/04/21	4,371,159	0.6
	2,000,000		Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/04/21	1,905,000	0.3
	4,394,396		CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	4,333,973	0.6
	1,091,750		Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	1,016,237	0.1
	1,700,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	1,483,250	0.2
	2,041,679		NPC International, Term Loan, 4.000%, 12/28/18	1,970,220	0.3
				25,256,471	3.5

			Food Service: 2.2%
	8,750,000		Burger King Corporation, TL B, 4.500%, 10/27/21	8,783,565	1.2
	4,820,750		CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	4,752,204	0.6

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food Service: (continued)
1,197,643		P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	$1,168,451	0.2
1,432,557		Weight Watchers International, Inc., Term Loan B-2, 4.000%, 04/02/20	1,112,619	0.2
			15,816,839	2.2

		Food/Drug Retailers: 3.4%
5,000,000		Albertsons LLC, Term Loan B4, 4.500%, 08/11/21	5,022,265	0.7
3,465,098		Albertsons LLC,Term Loan B2, 4.750%, 03/21/19	3,465,964	0.5
2,433,962		Dave & Buster's, Inc., Term Loan, 4.500%, 07/31/20	2,438,526	0.3
2,547,362		Del Taco, Term Loan, 5.540%, 10/01/18	2,534,625	0.4
3,000,000		Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,997,501	0.4
1,025,000		Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	1,026,281	0.1
1,343,250		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/20/21	1,260,557	0.2
4,996,114		Supervalu, Term Loan, 4.500%, 03/21/19	4,981,840	0.7
981,136		TGI Friday's, Inc., Frist Lien Term Loan, 5.250%, 07/15/20	984,816	0.1
			24,712,375	3.4

		Forest Products: 0.1%
640,253		Xerium Technologies, Inc., Term Loan B, 6.250%, 05/01/19	640,653	0.1

		Health Care: 13.1%
3,134,250		Accellent, Inc., First Lien Term Loan, 4.500%, 03/14/21	3,106,336	0.4
1,770,563		Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,777,202	0.2
1,947,553		ATI Physical Therapy, Term Loan B, 5.000%, 12/20/19	1,951,204	0.3
2,100,000	(1)	CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,107,875	0.3
6,894,816		Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/08/21	6,907,744	0.9
2,479,917		CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	2,477,204	0.3
356,522		CHG Medical Staffing, Inc., Upsized Second Lien Term Loan, 9.000%, 11/19/20	360,978	0.1
3,356,937		CHS/Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21	3,369,002	0.5
2,394,000		Connolly / iHealth Technologies, First Lien, 5.000%, 05/12/21	2,408,963	0.3
1,900,000		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/12/22	1,911,875	0.3
1,850,000		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	1,836,125	0.3
3,210,013		DJO Finance LLC, First Lien Term Loan, 4.250%, 09/05/17	3,210,415	0.4
4,207,500		Envision Pharmaceutical Services, First Lien Term Loan, 5.750%, 11/04/20	4,218,019	0.6
1,700,000		Healogics, Inc., First Lien Term Loan, 5.250%, 06/30/21	1,692,010	0.2
2,250,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,145,938	0.3
2,228,508		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	2,235,472	0.3
5,930,317		Ikaria Acquisition Inc., First Lien Term Loan, 5.000%, 02/05/21	5,962,193	0.8
1,350,000		Ikaria Acquisition Inc., Second Lien Term Loan, 8.750%, 02/05/22	1,366,875	0.2
1,819,229		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	1,827,188	0.3
3,330,200		Kinetic Concepts, Inc., E-1, 4.000%, 05/04/18	3,320,052	0.5
2,143,868		Medpace Holdings, Inc., Term Loan B, 4.750%, 04/05/21	2,136,722	0.3
4,026,563		MedSolutions Holdings, Inc., Term Loan B, 7.500%, 07/08/19	4,001,396	0.5
7,481,250		Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	7,509,215	1.0
1,801,818		Multiplan, Inc, Term Loan, 3.750%, 04/01/21	1,776,668	0.2
925,000		NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	926,156	0.1
3,783,143		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	3,793,547	0.5
1,473,554		Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	1,467,569	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Health Care: (continued)
	2,493,750		Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 06/30/21	$2,474,528	0.3
	4,933,208		Par Pharmaceutical Companies, B-2, 4.000%, 09/28/19	4,864,350	0.7
	1,246,875		Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	1,242,979	0.2
	250,000		Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	248,906	0.0
	2,749,445		Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	2,746,008	0.4
	1,600,000		Sterigenics International LLC, Term Loan, 4.500%, 08/05/21	1,599,333	0.2
	2,867,063		Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	2,871,244	0.4
	541,750		Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	532,947	0.1
	3,623,618		United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	3,632,677	0.5
				96,016,915	13.1

			Home Furnishings: 1.2%
	4,657,156		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	4,656,323	0.7
	249,375		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	249,998	0.0
	3,873,870		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	3,871,449	0.5
				8,777,770	1.2

			Industrial Equipment: 5.7%
	6,409,696		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	6,280,169	0.9
	1,326,510		Ameriforge Group Inc., Upsized First Lien Term Loan, 5.000%, 12/19/19	1,312,416	0.2
	3,868,594		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	3,794,444	0.5
EUR	670,927		CeramTec GmbH, Euro Term B-1 Loan, 4.750%, 08/30/20	839,479	0.1
EUR	204,073		CeramTec GmbH, Euro Term B-2 Loan, 4.750%, 08/30/20	255,340	0.0
	1,970,017		Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	1,958,321	0.3
	679,863		Filtration Group Corporation, First Lien Term Loan, 4.500%, 11/30/20	679,579	0.1
EUR	844,722		Gardner Denver, Inc., Term Loan B Euro, 4.750%, 07/30/20	1,054,845	0.2
	8,930,000	(1)	Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	8,725,351	1.2
	6,712,200		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	6,164,035	0.8
	2,662,727		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/31/19	2,669,384	0.4
	3,920,201		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/30/20	3,900,600	0.5
	1,163,822		Sensus Metering Systems Inc., Upsized First Lien Term Loan, 4.500%, 05/09/17	1,143,455	0.2
	895,500		SunSource, First Lien Term Loan, 4.750%, 02/15/21	894,007	0.1
	995,000		VAT Holding, Term Loan B, 4.750%, 02/28/21	994,378	0.1
	913,100		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	909,676	0.1
	325,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	321,344	0.0
				41,896,823	5.7

			Leisure Goods/Activities/Movies: 6.2%
	3,990,000		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	3,982,519	0.5
	7,444,124		Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	7,396,437	1.0
	3,000,000		Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	2,988,750	0.4
	4,452,416		Equinox Holdings, Inc., First Lien Term Loan, 4.500%, 02/01/20	4,444,068	0.6
	500,000		Equinox Holdings, Inc., Second Lien Term Loan, 9.750%, 07/31/20	508,438	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Leisure Goods/Activities/Movies: (continued)
4,764,375		FGI Operating, Fungible Term Loan B Add On, 5.500%, 04/19/19	$4,743,531	0.6
10,770,500		Fitness International, LLC., Term Loan B, 5.500%, 06/20/20	10,662,795	1.5
1,162,857		NEP/NCP Holdco, Inc, Second Lien, 9.500%, 07/23/20	1,164,311	0.2
3,428,294		NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.250%, 01/22/20	3,391,155	0.5
2,913,289		SRAM, LLC, First Lien Term Loan, 4.020%, 04/10/20	2,869,589	0.4
760,000		TWCC Holding Corporation, Second Lien Term Loan, 7.000%, 06/26/20	746,067	0.1
767,250		Warner Music Group, Incremental Term Loan, 3.750%, 07/01/20	752,097	0.1
1,480,688		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	1,399,250	0.2
			45,049,007	6.2

		Lodging & Casinos: 5.3%
8,000,000		Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/21/21	8,005,832	1.1
2,250,000		Amaya Gaming Group Inc., Second Lien Term Loan, 8.000%, 07/31/22	2,291,485	0.3
2,315,712		American Casino and Entertainment Properties LLC, First Lien Term Loan, 4.500%, 07/02/19	2,327,291	0.3
3,534,468		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	3,364,372	0.5
500,000		Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	506,250	0.1
845,005	^,(2),(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/15	242,939	0.0
1,690,010	^,(2),(3)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/15	485,878	0.1
997,463		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,008,060	0.1
2,327,413		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	2,352,141	0.3
550,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	555,500	0.1
3,820,604		Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	3,854,035	0.5
1,500,000		Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,479,609	0.2
4,430,965		Scientific Games International, Inc.,Term Loan B, 6.000%, 09/30/20	4,371,227	0.6
4,053,724		Station Casinos LLC, Term Loan, 4.250%, 02/28/20	4,030,078	0.6
3,491,250		Twin River Management Group, Inc., Term Loan B, 5.250%, 06/30/20	3,505,798	0.5
			38,380,495	5.3

		Mortgage REITs: 0.4%
2,300,000		International Market Centers, First Lien Term Loan, 5.250%, 08/11/20	2,300,000	0.3
1,000,000		International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	995,000	0.1
			3,295,000	0.4

		Nonferrous Metals/Minerals: 0.7%
4,611,079		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/01/19	4,607,718	0.6
496,250		TMS International,Term B Loan, 4.500%, 11/01/20	495,423	0.1
			5,103,141	0.7

		Oil & Gas: 1.8%
4,971,815		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	4,984,245	0.7
2,000,000		CITGO, Term Loan B, 4.500%, 07/30/21	2,003,750	0.3
324,402		Crestwood Holdings LLC, Term Loan, 7.000%, 05/30/19	324,538	0.0
2,055,113		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	1,964,345	0.3
2,000,000		Seventy Seven Energy Inc., Term Loan, 3.750%, 06/15/21	1,926,250	0.3
349,125		Southcross Energy Partners, L.P., Term Loan, 5.250%, 08/01/21	349,998	0.0
748,125		Southcross Holdings L.P., Term Loan B, 6.000%, 08/04/21	734,097	0.1
992,500		Western Refining, Inc., Term Loan, 4.250%, 11/30/20	990,639	0.1
			13,277,862	1.8

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Publishing: 3.2%
	3,084,500		Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	$3,094,139	0.4
	662,809		Dex Media East, LLC, Term Loan, 6.000%, 12/30/16	537,980	0.1
	811,039		Dex Media West, LLC, Term Loan, 8.000%, 12/30/16	731,287	0.1
	301,890	(2)	HIBU PLC (fka Yell Group PLC), Facility A2, 5.230%, 03/18/19	329,249	0.0
EUR	26,291	(2)	HIBU PLC (fka Yell Group PLC), Spanish Facility, 03/18/19	–	0.0
	1,264,381		McGraw Hill Global Education, TLB, 5.750%, 03/22/19	1,269,649	0.2
	1,631,988	^,(3)	Nelson Canada, First Lien-C$ 330 mm, 2.810%, 07/03/14	1,350,470	0.2
	2,970,000		Penton Media, Inc, First Lien, 5.500%, 09/30/19	2,958,863	0.4
	1,250,000		Penton Media, Inc, Second Lien, 9.000%, 09/30/20	1,243,750	0.2
	1,649,320		R.H. Donnelley Corporation, Term Loan, 9.750%, 12/31/16	1,202,630	0.2
	4,940,144		Springer Science + Business Media S.A., Term B3 Loan, 4.750%, 08/14/20	4,935,515	0.7
	3,138,141		SuperMedia, Inc., Term Loan, 11.600%, 12/30/16	2,570,661	0.3
	3,208,090		Tribune Company, Term Loan B, 4.000%, 12/31/20	3,200,070	0.4
				23,424,263	3.2

			Radio & Television: 3.3%
	3,380,952		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	3,340,804	0.4
	438,316		Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/29/19	435,576	0.1
	6,921,330		Clear Channel Communications, Inc., TLE, 7.660%, 07/30/19	6,656,589	0.9
	1,265,453		Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	1,267,035	0.2
	812,500		Learfield Communications, Inc, Second Lien Term Loan, 8.750%, 10/08/21	810,469	0.1
	2,875,126		Media General, Inc, DDTerm Loan-B, 4.250%, 07/31/20	2,881,417	0.4
	1,521,333		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,505,169	0.2
	3,693,750		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	3,663,738	0.5
	3,388,016		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	3,359,695	0.5
				23,920,492	3.3

			Retailers (Except Food & Drug): 11.3%
	1,980,000		99 Cents Only Stores,Term Loan Facility, 4.500%, 01/15/19	1,981,238	0.3
	1,375,000		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 07/31/21	1,365,118	0.2
	3,057,780		Academy Ltd.,Term Loan (2012 refi), 4.500%, 08/03/18	3,058,052	0.4
EUR	1,525,000		Action Holding B.V., Facility C, 4.580%, 03/08/19	1,906,928	0.3
	8,397,987		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	8,365,839	1.2
	2,350,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	2,360,869	0.3
	2,460,452		Burlington Coat Factory, Term Loan B, 4.250%, 08/13/21	2,451,520	0.3
	3,689,244		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	3,702,599	0.5
	5,493,421		Hudson's Bay Company, Term Loan, 5.560%, 11/04/20	5,517,455	0.8
	3,482,500		J. Crew, TLB, 4.000%, 03/01/21	3,319,258	0.5
	1,741,250		Lands' End, Inc., TLB, 4.250%, 04/04/21	1,712,411	0.2
	3,877,061		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	3,818,905	0.5
	2,200,000		Mattress Firm Holding Corp., TL-B, 5.250%, 10/20/21	2,209,625	0.3
	5,486,250		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	5,498,254	0.8
	3,980,000		National Vision, Inc., First Lien Term Loan, 4.000%, 03/13/21	3,912,838	0.5
	1,300,000		National Vision, Inc., Second Lien Term Loan, 6.750%, 03/13/22	1,220,375	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
5,887,825		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/31/20	$5,860,023	0.8
4,467,381		Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	4,428,292	0.6
3,077,527		OneStopPlus, First Lien Term Loan, 4.500%, 03/15/21	3,056,369	0.4
3,890,525		Party City Holdings Inc, Term Loan B, 4.000%, 07/29/19	3,859,522	0.5
2,263,625		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	2,178,739	0.3
3,000,000		Pilot Travel Centers LLC, TL-B, 4.250%, 10/03/21	3,015,000	0.4
3,034,570		Savers, Term Loan B, 5.000%, 07/09/19	3,032,042	0.4
948,549		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	941,435	0.1
1,596,000		Stuart Weitzman Holdings, LLC, Term Loan, 4.500%, 04/08/20	1,565,078	0.2
790,472		Talbots Inc. (The), First Lien Term Loan, 4.750%, 03/20/20	770,710	0.1
645,955		Toys "R" Us, Inc., Term Loan B-2, 5.250%, 05/25/18	500,615	0.1
931,540		Toys "R" Us, Inc., Term Loan B-3, 5.250%, 05/25/18	724,272	0.1
			82,333,381	11.3

		Surface Transport: 1.2%
2,700,000		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	2,693,812	0.4
1,000,000		Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	1,002,500	0.1
2,418,938		V.Group, TL B, 5.000%, 06/30/21	2,428,008	0.3
2,653,946		Wabash National Corporation, Term Loan B, 4.500%, 05/15/19	2,655,605	0.4
			8,779,925	1.2

		Telecommunications: 6.2%
3,315,438		Aricent Group, First Lien Term Loan, 5.500%, 04/07/21	3,340,303	0.4
4,827,119		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	4,814,621	0.6
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,766,954	0.2
4,191,041		Avaya Inc., Term B-3 Loan, 4.650%, 10/26/17	4,081,026	0.5
4,409,143		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	4,399,694	0.6
2,708,905		Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	2,723,013	0.4
4,161,774		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,140,445	0.6
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	842,562	0.1
578,259		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	580,247	0.1
7,000,000		Level 3 Financing, Inc, Tranche B 2022 Term Loan, 4.500%, 01/31/22	7,037,499	1.0
2,000,000		Level 3 Financing, Inc, Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	2,000,938	0.3
1,930,502		Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,915,421	0.3
4,958,743		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	4,961,843	0.7
2,885,500		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	2,867,466	0.4
			45,472,032	6.2

		Utilities: 3.2%
2,385,586		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	2,406,460	0.3
1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	1,031,416	0.2
2,429,243		EquiPower Resources Holdings, LLC, Term Loan B, 4.250%, 12/21/18	2,431,266	0.3
1,975,010		EquiPower Resources Holdings, LLC, Upsized Term Loan C, 4.250%, 12/31/19	1,975,833	0.3
3,060,164		La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	3,068,772	0.4
265,077	(2)	Longview Power, LLC, DIP Facility, 4.980%, 11/19/16	457,258	0.1
2,830,241	^,(2),(3)	Longview Power, LLC, Extended Term Loan, 10/31/17	1,839,657	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Utilities: (continued)
1,700,000	(1)	Pike Corporation, First Lien Term Loan, 09/17/21	$1,706,375	0.2
1,750,000	(1)	Southeast PowerGen, LLC, Term Loan B, 11/05/21	1,758,750	0.2
2,000,000		TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,925,000	0.3
2,275,000		TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	2,294,906	0.3
2,236,187		Utility Services Associates, Term Loan, 6.750%, 10/18/19	2,234,790	0.3
			23,130,483	3.2

	Total Senior Loans
	(Cost $980,237,750)		968,160,380	132.5

OTHER CORPORATE DEBT: –%
		Publishing: –%
639,053	(2)	HIBU PLC (fka Yell Group PLC), Facility B2, 03/18/24	–	0.0

	Total Other Corporate Debt
	(Cost $249,384)		–	0.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.4%
231	@	AR Broadcasting (Warrants)	–	0.0
888,534	@,R	Ascend Media (Residual Interest)	–	0.0
203,549		Carador Placing	182,176	0.1
2,609	@	Caribe Media Inc.	–	0.0
89,600	@	Cengage Learning	2,329,600	0.3
18,583	@	Dex Media Inc.	159,071	0.0
246,734	@	Eagle Topco 2013 LTD	–	0.0
23,669	@	Everyware Global Inc. Warrants	–	0.0
8	@	Faith Media Holdings, Inc. (Residual Interest)	65,466	0.0
24,471	@	Glodyne Techoserve, Ltd.	1,150	0.0
748,143	@	GTS Corp.	–	0.0
106,702	@	Northeast Biofuels (Residual Interest)	–	0.0
19,404	@	U.S. Shipping Partners, L.P.	–	0.0
275,292	@	U.S. Shipping Partners, L.P. (Contingency Rights)	–	0.0
	Total Equities and Other Assets
	(Cost $3,642,342)		2,737,463	0.4

	Total Investments (Cost $984,129,476)		$970,897,843	132.9
	Liabilities in Excess of Other Assets		(240,177,375)	(32.9)
	Net Assets		$730,720,468	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

R	Restricted Security
^	This Senior Loan Interest is non-income producing.
(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $984,183,179.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,075,026
Gross Unrealized Depreciation	(17,360,362)

Net Unrealized Depreciation	$(13,285,336)

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Equities and Other Assets	$2,670,847	$1,150	$65,466	$2,737,463
Other Corporate Debt	–	–	–	–
Senior Loans	–	968,160,380	–	968,160,380
Total Investments, at fair value	$2,670,847	$968,161,530	$65,466	$970,897,843
Other Financial Instruments+
Unfunded commitments	–	155,134	–	155,134
Forward Foreign Currency Contracts	–	123,352	–	123,352
Total Assets	$2,670,847	$968,440,016	$65,466	$971,176,329
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(6,811)	$–	$(6,811)
Total Liabilities	$–	$(6,811)	$–	$(6,811)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	Canadian Dollar	324,000	Sell	12/23/14	$286,191	$283,199	$2,992
State Street Bank	EU Euro	35,628,000	Sell	12/23/14	44,299,657	44,306,468	(6,811)
State Street Bank	British Pound	7,044,000	Sell	12/23/14	11,121,845	11,001,485	120,360
							$116,541

The following unfunded commitments were outstanding as of November 30, 2014:

Borrower	Principal Amount	Fair Value	Unrealized Appreciation/(Depreciation)
Longview Power, LLC, DIP Facility	$213,978	$155,134	$155,134

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$123,352
Total Asset Derivatives		$123,352

Liability Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$6,811
Total Liability Derivatives		$6,811

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2014:

State Street Bank
Assets:
Forward foreign currency contracts	$123,352
Total Assets	$123,352

Liabilities:
Forward foreign currency contracts	$6,811
Total Liabilities	$6,811

Net OTC derivative instruments by counterparty, at fair value	$116,541

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$116,541

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 23, 2015